Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Jul. 31, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Connecticut Intermediate Municipal Bond Fund	3/1/2020
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C
Management fees	0.47%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.21%
Total annual Fund operating expenses(d)	1.68%
Less: Fee waivers and/or expense reimbursements(e)	(0.42%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.26%
(d)	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(e)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through February 28, 2022, unless sooner terminated at the sole discretion of the Fund's Board of Trustees (the Board). Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.56% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund's Plan of Distribution through February 28, 2022 or such earlier date as may be determined at the sole discretion of the Fund's Board, so that the fees do not exceed the annual rate of 0.70% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class C (assuming redemption of all shares at the end of the period)	$228	$489	$873	$1,952
Class C (assuming no redemption of shares)	$128	$489	$873	$1,952
The rest of the section remains the same.
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented or amended, if applicable, of the following Fund
(the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Corporate Income Fund	9/1/2019
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C
Management fees	0.49%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.19%
Total annual Fund operating expenses	1.68%
Less: Fee waivers and/or expense reimbursements(c)	(0.23%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.45%
(c)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through August 31, 2021, unless sooner terminated at the sole discretion of the Fund's Board of Trustees (the Board). Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate 1.65% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund's Plan of Distribution through August 31, 2021, or such earlier date as may be determined at the sole discretion of the Fund's Board, so that the fees do not exceed the annual rate of 0.80% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class C (assuming redemption of all shares at the end of the period)	$248	$507	$891	$1,968
Class C (assuming no redemption of shares)	$148	$507	$891	$1,968
The rest of the section remains the same.
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia High Yield Municipal Fund	10/1/2019
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C
Management fees	0.54%
Distribution and/or service (12b-1) fees	0.95%
Other expenses	0.14%
Total annual Fund operating expenses(c)	1.63%
Less: Fee waivers and/or expense reimbursements(d)	(0.16%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.47%
(c)	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(d)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through August 31, 2021, unless sooner terminated at the sole discretion of the Fund's Board of Trustees (the Board). Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.61% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund's Plan of Distribution through August 31, 2021, or such earlier date as may be determined at the sole discretion of the Fund's Board, so that the fees do not exceed the annual rate of 0.80% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class C (assuming redemption of all shares at the end of the period)	$250	$499	$871	$1,919
Class C (assuming no redemption of shares)	$150	$499	$871	$1,919
The rest of the section remains the same.
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Intermediate Municipal Bond Fund	3/1/2020
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C
Management fees	0.47%
Distribution and/or service (12b-1) fees	0.85%
Other expenses	0.15%
Total annual Fund operating expenses(d)	1.47%
Less: Fee waivers and/or expense reimbursements(e)	(0.14%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.33%
(d)	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(e)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through August 31, 2021, unless sooner terminated at the sole discretion of the Fund's Board of Trustees(the Board). Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate 1.38% for Class C.The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund's Plan of Distribution through August 31, 2021 or such earlier date as may be determined at the sole discretion of the Fund's Board, so that the fees do not exceed the annual rate of 0.80% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class C (assuming redemption of all shares at the end of the period)	$235	$451	$789	$1,745
Class C (assuming no redemption of shares)	$135	$451	$789	$1,745
The rest of the section remains the same.
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Massachusetts Intermediate Municipal Bond Fund	3/1/2020
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C
Management fees	0.47%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.18%
Total annual Fund operating expenses(d)	1.65%
Less: Fee waivers and/or expense reimbursements(e)	(0.39%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.26%
(d)	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(e)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through February 28, 2022, unless sooner terminated at the sole discretion of the Fund's Board of Trustees (the Board). Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate 1.56% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund's Plan of Distribution through February 28, 2022 or such earlier date as may be determined at the sole discretion of the Fund's Board, so that the fees do not exceed the annual rate of 0.70% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class C (assuming redemption of all shares at the end of the period)	$228	$482	$860	$1,922
Class C (assuming no redemption of shares)	$128	$482	$860	$1,922
The rest of the section remains the same.
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia New York Intermediate Municipal Bond Fund	3/1/2020
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C
Management fees	0.47%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.18%
Total annual Fund operating expenses(d)	1.65%
Less: Fee waivers and/or expense reimbursements(e)	(0.45%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.20%
(d)	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(e)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through February 28, 2022, unless sooner terminated at the sole discretion of the Fund's Board of Trustees (the Board). Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate 1.50% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund's Plan of Distribution through February 28, 2022 or such earlier date as may be determined at the sole discretion of the Fund's Board, so that the fees do not exceed the annual rate of 0.70% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class C (assuming redemption of all shares at the end of the period)	$222	$476	$855	$1,917
Class C (assuming no redemption of shares)	$122	$476	$855	$1,917
The rest of the section remains the same.
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Oregon Intermediate Muni Bond Fund	12/1/2019
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C
Management fees	0.47%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.12%
Total annual Fund operating expenses(c)	1.59%
Less: Fee waivers and/or expense reimbursements(d)	(0.33%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.26%
(c)	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(d)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through November 30, 2021, unless sooner terminated at the sole discretion of the Fund's Board of Trustees (the Board). Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.56% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund's Plan of Distribution through November 30, 2021, or such earlier date as may be determined at the sole discretion of the Fund's Board, so that the fees do not exceed the annual rate of 0.70% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class C (assuming redemption of all shares at the end of the period)	$228	$470	$835	$1,861
Class C (assuming no redemption of shares)	$128	$470	$835	$1,861
The rest of the section remains the same.
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Strategic California Municipal Income Fund	3/1/2020
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class A and Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management fees	0.46%	0.46%
Distribution and/or service (12b-1) fees	0.25%	1.00%
Other expenses	0.11%	0.11%
Total annual Fund operating expenses(c)	0.82%	1.57%
Less: Fee waivers and/or expense reimbursements(d)	(0.08%)	(0.33%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.74%	1.24%
(c)	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(d)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through February 28, 2022, unless sooner terminated at the sole discretion of the Fund's Board of Trustees (the Board). Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.79% for Class A and 1.54% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class A and Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund's Plan of Distribution through February 28, 2022, or such earlier date as may be determined at the sole discretion of the Fund's Board, so that the fees do not exceed the annual rates of 0.20% for Class A and 0.70% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$373	$546	$734	$1,276
Class C (assuming redemption of all shares at the end of the period)	$226	$463	$824	$1,839
Class C (assuming no redemption of shares)	$126	$463	$824	$1,839
The rest of the section remains the same.
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Strategic New York Municipal Income Fund	3/1/2020
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C
Management fees	0.47%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.13%
Total annual Fund operating expenses(c)	1.60%
Less: Fee waivers and/or expense reimbursements(d)	(0.35%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.25%
(c)	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(d)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through August 31, 2021, unless sooner terminated at the sole discretion of the Fund's Board of Trustees (the Board). Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.55% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund's Plan of Distribution through August 31, 2021, or such earlier date as may be determined at the sole discretion of the Fund's Board, so that the fees do not exceed the annual rate of 0.70% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class C (assuming redemption of all shares at the end of the period)	$227	$471	$838	$1,871
Class C (assuming no redemption of shares)	$127	$471	$838	$1,871
The rest of the section remains the same.
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Tax-Exempt Fund	12/1/2019
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C
Management fees	0.44%
Distribution and/or service (12b-1) fees	0.95%
Other expenses	0.09%
Total annual Fund operating expenses(c)	1.48%
Less: Fee waivers and/or expense reimbursements(d)	(0.15%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.33%
(c)	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(d)	The Fund's distributor has contractually agreed to waive distribution and/or service fees payable under the Fund's Plan of Distribution through November 30, 2021, unless sooner terminated by the Fund's Board of Trustees, so that the fees do not exceed the annual rate 0.80% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class C (assuming redemption of all shares at the end of the period)	$235	$453	$794	$1,756
Class C (assuming no redemption of shares)	$135	$453	$794	$1,756
The rest of the section remains the same.
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia U.S. Treasury Index Fund	9/1/2019
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class A and Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management fees	0.40%	0.40%
Distribution and/or service (12b-1) fees	0.25%	1.00%
Other expenses	0.00%	0.00%
Total annual Fund operating expenses	0.65%	1.40%
Less: Fee waivers and/or expense reimbursements(b)	(0.33%)	(0.43%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.32%	0.97%
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through August 31, 2021, unless sooner terminated at the sole discretion of the Fund's Board of Trustees (the Board). Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.42% for Class A and 1.17% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class A and Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund's Plan of Distribution through August 31, 2021, or such earlier date as may be determined at the sole discretion of the Fund's Board, so that the fees do not exceed the annual rates of 0.15% for Class A and 0.80% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$ 33	$175	$330	$ 779
Class C (assuming redemption of all shares at the end of the period)	$199	$401	$725	$1,643
Class C (assuming no redemption of shares)	$ 99	$401	$725	$1,643
The rest of the section remains the same.

COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Connecticut Intermediate Municipal Bond Fund	3/1/2020
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C
Management fees	0.47%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.21%
Total annual Fund operating expenses(d)	1.68%
Less: Fee waivers and/or expense reimbursements(e)	(0.42%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.26%
(d)	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(e)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through February 28, 2022, unless sooner terminated at the sole discretion of the Fund's Board of Trustees (the Board). Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.56% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund's Plan of Distribution through February 28, 2022 or such earlier date as may be determined at the sole discretion of the Fund's Board, so that the fees do not exceed the annual rate of 0.70% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class C (assuming redemption of all shares at the end of the period)	$228	$489	$873	$1,952
Class C (assuming no redemption of shares)	$128	$489	$873	$1,952
The rest of the section remains the same.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.47%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.68%	[1]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.26%
1 year	rr_ExpenseExampleYear01	$ 228
3 years	rr_ExpenseExampleYear03	489
5 years	rr_ExpenseExampleYear05	873
10 years	rr_ExpenseExampleYear10	1,952
1 year	rr_ExpenseExampleNoRedemptionYear01	128
3 years	rr_ExpenseExampleNoRedemptionYear03	489
5 years	rr_ExpenseExampleNoRedemptionYear05	873
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,952
COLUMBIA CORPORATE INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented or amended, if applicable, of the following Fund
(the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Corporate Income Fund	9/1/2019
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C
Management fees	0.49%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.19%
Total annual Fund operating expenses	1.68%
Less: Fee waivers and/or expense reimbursements(c)	(0.23%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.45%
(c)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through August 31, 2021, unless sooner terminated at the sole discretion of the Fund's Board of Trustees (the Board). Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate 1.65% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund's Plan of Distribution through August 31, 2021, or such earlier date as may be determined at the sole discretion of the Fund's Board, so that the fees do not exceed the annual rate of 0.80% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class C (assuming redemption of all shares at the end of the period)	$248	$507	$891	$1,968
Class C (assuming no redemption of shares)	$148	$507	$891	$1,968
The rest of the section remains the same.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
COLUMBIA CORPORATE INCOME FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.49%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.68%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.45%
1 year	rr_ExpenseExampleYear01	$ 248
3 years	rr_ExpenseExampleYear03	507
5 years	rr_ExpenseExampleYear05	891
10 years	rr_ExpenseExampleYear10	1,968
1 year	rr_ExpenseExampleNoRedemptionYear01	148
3 years	rr_ExpenseExampleNoRedemptionYear03	507
5 years	rr_ExpenseExampleNoRedemptionYear05	891
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,968
Columbia High Yield Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia High Yield Municipal Fund	10/1/2019
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C
Management fees	0.54%
Distribution and/or service (12b-1) fees	0.95%
Other expenses	0.14%
Total annual Fund operating expenses(c)	1.63%
Less: Fee waivers and/or expense reimbursements(d)	(0.16%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.47%
(c)	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(d)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through August 31, 2021, unless sooner terminated at the sole discretion of the Fund's Board of Trustees (the Board). Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.61% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund's Plan of Distribution through August 31, 2021, or such earlier date as may be determined at the sole discretion of the Fund's Board, so that the fees do not exceed the annual rate of 0.80% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class C (assuming redemption of all shares at the end of the period)	$250	$499	$871	$1,919
Class C (assuming no redemption of shares)	$150	$499	$871	$1,919
The rest of the section remains the same.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2021
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Columbia High Yield Municipal Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.63%	[1]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[4]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.47%
1 year	rr_ExpenseExampleYear01	$ 250
3 years	rr_ExpenseExampleYear03	499
5 years	rr_ExpenseExampleYear05	871
10 years	rr_ExpenseExampleYear10	1,919
1 year	rr_ExpenseExampleNoRedemptionYear01	150
3 years	rr_ExpenseExampleNoRedemptionYear03	499
5 years	rr_ExpenseExampleNoRedemptionYear05	871
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,919
COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Intermediate Municipal Bond Fund	3/1/2020
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C
Management fees	0.47%
Distribution and/or service (12b-1) fees	0.85%
Other expenses	0.15%
Total annual Fund operating expenses(d)	1.47%
Less: Fee waivers and/or expense reimbursements(e)	(0.14%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.33%
(d)	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(e)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through August 31, 2021, unless sooner terminated at the sole discretion of the Fund's Board of Trustees(the Board). Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate 1.38% for Class C.The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund's Plan of Distribution through August 31, 2021 or such earlier date as may be determined at the sole discretion of the Fund's Board, so that the fees do not exceed the annual rate of 0.80% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class C (assuming redemption of all shares at the end of the period)	$235	$451	$789	$1,745
Class C (assuming no redemption of shares)	$135	$451	$789	$1,745
The rest of the section remains the same.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2021
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.47%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.85%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.47%	[1]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[5]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.33%
1 year	rr_ExpenseExampleYear01	$ 235
3 years	rr_ExpenseExampleYear03	451
5 years	rr_ExpenseExampleYear05	789
10 years	rr_ExpenseExampleYear10	1,745
1 year	rr_ExpenseExampleNoRedemptionYear01	135
3 years	rr_ExpenseExampleNoRedemptionYear03	451
5 years	rr_ExpenseExampleNoRedemptionYear05	789
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,745
COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Massachusetts Intermediate Municipal Bond Fund	3/1/2020
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C
Management fees	0.47%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.18%
Total annual Fund operating expenses(d)	1.65%
Less: Fee waivers and/or expense reimbursements(e)	(0.39%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.26%
(d)	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(e)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through February 28, 2022, unless sooner terminated at the sole discretion of the Fund's Board of Trustees (the Board). Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate 1.56% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund's Plan of Distribution through February 28, 2022 or such earlier date as may be determined at the sole discretion of the Fund's Board, so that the fees do not exceed the annual rate of 0.70% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class C (assuming redemption of all shares at the end of the period)	$228	$482	$860	$1,922
Class C (assuming no redemption of shares)	$128	$482	$860	$1,922
The rest of the section remains the same.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.47%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.65%	[1]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[6]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.26%
1 year	rr_ExpenseExampleYear01	$ 228
3 years	rr_ExpenseExampleYear03	482
5 years	rr_ExpenseExampleYear05	860
10 years	rr_ExpenseExampleYear10	1,922
1 year	rr_ExpenseExampleNoRedemptionYear01	128
3 years	rr_ExpenseExampleNoRedemptionYear03	482
5 years	rr_ExpenseExampleNoRedemptionYear05	860
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,922
COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia New York Intermediate Municipal Bond Fund	3/1/2020
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C
Management fees	0.47%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.18%
Total annual Fund operating expenses(d)	1.65%
Less: Fee waivers and/or expense reimbursements(e)	(0.45%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.20%
(d)	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(e)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through February 28, 2022, unless sooner terminated at the sole discretion of the Fund's Board of Trustees (the Board). Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate 1.50% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund's Plan of Distribution through February 28, 2022 or such earlier date as may be determined at the sole discretion of the Fund's Board, so that the fees do not exceed the annual rate of 0.70% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class C (assuming redemption of all shares at the end of the period)	$222	$476	$855	$1,917
Class C (assuming no redemption of shares)	$122	$476	$855	$1,917
The rest of the section remains the same.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.47%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.65%	[1]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[7]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.20%
1 year	rr_ExpenseExampleYear01	$ 222
3 years	rr_ExpenseExampleYear03	476
5 years	rr_ExpenseExampleYear05	855
10 years	rr_ExpenseExampleYear10	1,917
1 year	rr_ExpenseExampleNoRedemptionYear01	122
3 years	rr_ExpenseExampleNoRedemptionYear03	476
5 years	rr_ExpenseExampleNoRedemptionYear05	855
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,917
Columbia Oregon Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Oregon Intermediate Muni Bond Fund	12/1/2019
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C
Management fees	0.47%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.12%
Total annual Fund operating expenses(c)	1.59%
Less: Fee waivers and/or expense reimbursements(d)	(0.33%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.26%
(c)	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(d)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through November 30, 2021, unless sooner terminated at the sole discretion of the Fund's Board of Trustees (the Board). Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.56% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund's Plan of Distribution through November 30, 2021, or such earlier date as may be determined at the sole discretion of the Fund's Board, so that the fees do not exceed the annual rate of 0.70% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class C (assuming redemption of all shares at the end of the period)	$228	$470	$835	$1,861
Class C (assuming no redemption of shares)	$128	$470	$835	$1,861
The rest of the section remains the same.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2021
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Columbia Oregon Intermediate Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.47%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.59%	[1]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[8]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.26%
1 year	rr_ExpenseExampleYear01	$ 228
3 years	rr_ExpenseExampleYear03	470
5 years	rr_ExpenseExampleYear05	835
10 years	rr_ExpenseExampleYear10	1,861
1 year	rr_ExpenseExampleNoRedemptionYear01	128
3 years	rr_ExpenseExampleNoRedemptionYear03	470
5 years	rr_ExpenseExampleNoRedemptionYear05	835
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,861
COLUMBIA STRATEGIC CALIFORNIA MUNICIPAL INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Strategic California Municipal Income Fund	3/1/2020
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class A and Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management fees	0.46%	0.46%
Distribution and/or service (12b-1) fees	0.25%	1.00%
Other expenses	0.11%	0.11%
Total annual Fund operating expenses(c)	0.82%	1.57%
Less: Fee waivers and/or expense reimbursements(d)	(0.08%)	(0.33%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.74%	1.24%
(c)	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(d)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through February 28, 2022, unless sooner terminated at the sole discretion of the Fund's Board of Trustees (the Board). Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.79% for Class A and 1.54% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class A and Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund's Plan of Distribution through February 28, 2022, or such earlier date as may be determined at the sole discretion of the Fund's Board, so that the fees do not exceed the annual rates of 0.20% for Class A and 0.70% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$373	$546	$734	$1,276
Class C (assuming redemption of all shares at the end of the period)	$226	$463	$824	$1,839
Class C (assuming no redemption of shares)	$126	$463	$824	$1,839
The rest of the section remains the same.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
COLUMBIA STRATEGIC CALIFORNIA MUNICIPAL INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.46%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.82%	[1]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[9]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.74%
1 year	rr_ExpenseExampleYear01	$ 373
3 years	rr_ExpenseExampleYear03	546
5 years	rr_ExpenseExampleYear05	734
10 years	rr_ExpenseExampleYear10	1,276
1 year	rr_ExpenseExampleNoRedemptionYear01	373
3 years	rr_ExpenseExampleNoRedemptionYear03	546
5 years	rr_ExpenseExampleNoRedemptionYear05	734
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,276
COLUMBIA STRATEGIC CALIFORNIA MUNICIPAL INCOME FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.46%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.57%	[1]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[9]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.24%
1 year	rr_ExpenseExampleYear01	$ 226
3 years	rr_ExpenseExampleYear03	463
5 years	rr_ExpenseExampleYear05	824
10 years	rr_ExpenseExampleYear10	1,839
1 year	rr_ExpenseExampleNoRedemptionYear01	126
3 years	rr_ExpenseExampleNoRedemptionYear03	463
5 years	rr_ExpenseExampleNoRedemptionYear05	824
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,839
COLUMBIA STRATEGIC NEW YORK MUNICIPAL INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Strategic New York Municipal Income Fund	3/1/2020
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C
Management fees	0.47%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.13%
Total annual Fund operating expenses(c)	1.60%
Less: Fee waivers and/or expense reimbursements(d)	(0.35%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.25%
(c)	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(d)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through August 31, 2021, unless sooner terminated at the sole discretion of the Fund's Board of Trustees (the Board). Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.55% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund's Plan of Distribution through August 31, 2021, or such earlier date as may be determined at the sole discretion of the Fund's Board, so that the fees do not exceed the annual rate of 0.70% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class C (assuming redemption of all shares at the end of the period)	$227	$471	$838	$1,871
Class C (assuming no redemption of shares)	$127	$471	$838	$1,871
The rest of the section remains the same.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2021
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
COLUMBIA STRATEGIC NEW YORK MUNICIPAL INCOME FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.47%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.60%	[1]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[10]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.25%
1 year	rr_ExpenseExampleYear01	$ 227
3 years	rr_ExpenseExampleYear03	471
5 years	rr_ExpenseExampleYear05	838
10 years	rr_ExpenseExampleYear10	1,871
1 year	rr_ExpenseExampleNoRedemptionYear01	127
3 years	rr_ExpenseExampleNoRedemptionYear03	471
5 years	rr_ExpenseExampleNoRedemptionYear05	838
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,871
Columbia Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Tax-Exempt Fund	12/1/2019
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C
Management fees	0.44%
Distribution and/or service (12b-1) fees	0.95%
Other expenses	0.09%
Total annual Fund operating expenses(c)	1.48%
Less: Fee waivers and/or expense reimbursements(d)	(0.15%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.33%
(c)	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(d)	The Fund's distributor has contractually agreed to waive distribution and/or service fees payable under the Fund's Plan of Distribution through November 30, 2021, unless sooner terminated by the Fund's Board of Trustees, so that the fees do not exceed the annual rate 0.80% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class C (assuming redemption of all shares at the end of the period)	$235	$453	$794	$1,756
Class C (assuming no redemption of shares)	$135	$453	$794	$1,756
The rest of the section remains the same.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2021
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Columbia Tax-Exempt Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.48%	[1]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[11]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.33%
1 year	rr_ExpenseExampleYear01	$ 235
3 years	rr_ExpenseExampleYear03	453
5 years	rr_ExpenseExampleYear05	794
10 years	rr_ExpenseExampleYear10	1,756
1 year	rr_ExpenseExampleNoRedemptionYear01	135
3 years	rr_ExpenseExampleNoRedemptionYear03	453
5 years	rr_ExpenseExampleNoRedemptionYear05	794
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,756
COLUMBIA U.S. TREASURY INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia U.S. Treasury Index Fund	9/1/2019
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class A and Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management fees	0.40%	0.40%
Distribution and/or service (12b-1) fees	0.25%	1.00%
Other expenses	0.00%	0.00%
Total annual Fund operating expenses	0.65%	1.40%
Less: Fee waivers and/or expense reimbursements(b)	(0.33%)	(0.43%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.32%	0.97%
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through August 31, 2021, unless sooner terminated at the sole discretion of the Fund's Board of Trustees (the Board). Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.42% for Class A and 1.17% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class A and Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund's Plan of Distribution through August 31, 2021, or such earlier date as may be determined at the sole discretion of the Fund's Board, so that the fees do not exceed the annual rates of 0.15% for Class A and 0.80% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$ 33	$175	$330	$ 779
Class C (assuming redemption of all shares at the end of the period)	$199	$401	$725	$1,643
Class C (assuming no redemption of shares)	$ 99	$401	$725	$1,643
The rest of the section remains the same.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
COLUMBIA U.S. TREASURY INDEX FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.65%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[12]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.32%
1 year	rr_ExpenseExampleYear01	$ 33
3 years	rr_ExpenseExampleYear03	175
5 years	rr_ExpenseExampleYear05	330
10 years	rr_ExpenseExampleYear10	779
1 year	rr_ExpenseExampleNoRedemptionYear01	33
3 years	rr_ExpenseExampleNoRedemptionYear03	175
5 years	rr_ExpenseExampleNoRedemptionYear05	330
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 779
COLUMBIA U.S. TREASURY INDEX FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.40%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[12]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.97%
1 year	rr_ExpenseExampleYear01	$ 199
3 years	rr_ExpenseExampleYear03	401
5 years	rr_ExpenseExampleYear05	725
10 years	rr_ExpenseExampleYear10	1,643
1 year	rr_ExpenseExampleNoRedemptionYear01	99
3 years	rr_ExpenseExampleNoRedemptionYear03	401
5 years	rr_ExpenseExampleNoRedemptionYear05	725
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,643

[1]	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through February 28, 2022, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees (the Board). Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.56% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund’s Plan of Distribution through February 28, 2022 or such earlier date as may be determined at the sole discretion of the Fund’s Board, so that the fees do not exceed the annual rate of 0.70% for Class C.
[3]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through August 31, 2021, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees (the Board). Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate 1.65% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund’s Plan of Distribution through August 31, 2021, or such earlier date as may be determined at the sole discretion of the Fund’s Board, so that the fees do not exceed the annual rate of 0.80% for Class C.
[4]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through August 31, 2021, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees (the Board). Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.61% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund’s Plan of Distribution through August 31, 2021, or such earlier date as may be determined at the sole discretion of the Fund’s Board, so that the fees do not exceed the annual rate of 0.80% for Class C.
[5]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through August 31, 2021, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees(the Board). Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate 1.38% for Class C.The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund’s Plan of Distribution through August 31, 2021 or such earlier date as may be determined at the sole discretion of the Fund’s Board, so that the fees do not exceed the annual rate of 0.80% for Class C.
[6]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through February 28, 2022, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees (the Board). Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate 1.56% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund’s Plan of Distribution through February 28, 2022 or such earlier date as may be determined at the sole discretion of the Fund’s Board, so that the fees do not exceed the annual rate of 0.70% for Class C.
[7]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through February 28, 2022, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees (the Board). Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate 1.50% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund’s Plan of Distribution through February 28, 2022 or such earlier date as may be determined at the sole discretion of the Fund’s Board, so that the fees do not exceed the annual rate of 0.70% for Class C.
[8]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through November 30, 2021, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees (the Board). Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.56% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund’s Plan of Distribution through November 30, 2021, or such earlier date as may be determined at the sole discretion of the Fund’s Board, so that the fees do not exceed the annual rate of 0.70% for Class C.
[9]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through February 28, 2022, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees (the Board). Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.79% for Class A and 1.54% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class A and Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund’s Plan of Distribution through February 28, 2022, or such earlier date as may be determined at the sole discretion of the Fund’s Board, so that the fees do not exceed the annual rates of 0.20% for Class A and 0.70% for Class C.
[10]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through August 31, 2021, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees (the Board). Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.55% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund’s Plan of Distribution through August 31, 2021, or such earlier date as may be determined at the sole discretion of the Fund’s Board, so that the fees do not exceed the annual rate of 0.70% for Class C.
[11]	The Fund’s distributor has contractually agreed to waive distribution and/or service fees payable under the Fund’s Plan of Distribution through November 30, 2021, unless sooner terminated by the Fund’s Board of Trustees, so that the fees do not exceed the annual rate 0.80% for Class C.
[12]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through August 31, 2021, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees (the Board). Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.42% for Class A and 1.17% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class A and Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund’s Plan of Distribution through August 31, 2021, or such earlier date as may be determined at the sole discretion of the Fund’s Board, so that the fees do not exceed the annual rates of 0.15% for Class A and 0.80% for Class C.